Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of retained earnings
(1)	Retained earnings as of December 31, 2019 and 2018 are as follows:

(In millions of won)	December 31, 2019		December 31, 2018
Appropriated:
Legal reserve	￦	22,320	22,320
Reserve for business expansion		11,531,138	10,531,138
Reserve for technology development		4,265,300	3,321,300

		15,818,758	13,874,758
Unappropriated		6,416,527	8,269,783

	￦	22,235,285	22,144,541